Commitment and Contingencies	12 Months Ended
Dec. 31, 2025
Commitment and Contingencies [Abstract]
Commitment and Contingencies

Note 17 – Commitment and Contingencies

Lease commitments

The Group determines if a contract contains a lease at inception. US GAAP requires that the Group’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Group has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Group has two property lease agreements with lease terms ranging for one year and two years, respectively. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year.

For the years ended December 31, 2023, 2024 and 2025, there were no rent expenses for the short-term lease.

The Group’s commitment for minimum lease payments under the operating lease that is within twelve months as of December 31, 2025 as follow:

Twelve months ending December 31,	Minimum lease payment
2026	10,278
2027	-
Total future lease payment	10,278
Amount representing interest	(144)
Present value of operating lease liabilities	10,424
Less: current portion	(10,424)
Long-term portion	-

The following summarizes other supplemental information about the Group’s operating lease as of December 31, 2025:

Weighted average discount rate	1.79%
Weighted average remaining lease term (years)	0.3 years